Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000116891_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000116891_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000116891_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000064280_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000064280_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000064280_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000116889_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000116889_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000116889_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000014855_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000014855_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000014855_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000130144_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000130144_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000130144_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000116893_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000116893_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000116893_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000116892_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000116892_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.98%
C000116892_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.38%
C000116891_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000116891_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000116891_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 9,586
C000116891_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,898
C000116891_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,019
C000116891_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 15,091
C000116891_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 14,780
C000116891_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 17,380
C000116891_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 22,816
C000116891_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 18,278
C000116891_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 21,964
C000116891_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,764	$ 28,764	$ 28,764	$ 28,764
C000116891_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Index℠
C000116891_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000116891_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,945
C000116891_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,430
C000116891_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,564
C000116891_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,948
C000116891_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,397
C000116891_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,818
C000116891_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,864
C000116891_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,375
C000116891_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,549
C000116891_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	33,200	33,200	33,200	$ 33,200
C000116891_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000116891_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000116891_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000116891_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000116891_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000116891_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000116891_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000116891_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000116891_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000116891_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000116891_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000116891_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000116891_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.99%
C000116891_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.90%
C000116891_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.14%
C000116891_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.99%
C000116891_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.90%
C000116891_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.14%
C000116891_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.24%
C000116891_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.15%
C000116891_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.75%
C000064280_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064280_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064280_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,704
C000064280_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,162
C000064280_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,495
C000064280_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,827
C000064280_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,685
C000064280_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,668
C000064280_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,797
C000064280_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,099
C000064280_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,245
C000064280_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,875	$ 31,875	$ 31,875	$ 31,875
C000064280_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Index℠
C000064280_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064280_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,945
C000064280_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,430
C000064280_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,564
C000064280_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,948
C000064280_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,397
C000064280_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,818
C000064280_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,864
C000064280_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,375
C000064280_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,549
C000064280_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	33,200	33,200	33,200	$ 33,200
C000064280_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064280_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064280_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000064280_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000064280_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000064280_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000064280_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000064280_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000064280_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000064280_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000064280_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000064280_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000064280_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.47%
C000064280_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.24%
C000064280_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.29%
C000064280_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.24%
C000064280_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.15%
C000064280_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.75%
C000116889_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000116889_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,425
C000116889_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,105
C000116889_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,430
C000116889_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,559
C000116889_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,672
C000116889_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,483
C000116889_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,169
C000116889_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							22,714
C000116889_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,343
C000116889_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,041
C000116889_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,865	$ 28,865	$ 28,865	$ 28,865
C000116889_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Index℠
C000116889_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000116889_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,945
C000116889_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,430
C000116889_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,564
C000116889_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,948
C000116889_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,397
C000116889_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,818
C000116889_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,864
C000116889_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,375
C000116889_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,549
C000116889_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	33,200	33,200	33,200	$ 33,200
C000116889_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000116889_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000116889_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000116889_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000116889_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000116889_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000116889_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000116889_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000116889_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000116889_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000116889_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000116889_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000116889_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.43%
C000116889_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.44%
C000116889_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.18%
C000116889_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.96%
C000116889_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.79%
C000116889_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.84%
C000116889_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.24%
C000116889_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.15%
C000116889_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.75%
C000014855_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Stock Selector All Cap Fund
C000014855_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000014855_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,695
C000014855_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,141
C000014855_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,458
C000014855_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,770
C000014855_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,616
C000014855_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,564
C000014855_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,632
C000014855_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						19,953
C000014855_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,047
C000014855_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,588	$ 31,588	$ 31,588	$ 31,588
C000014855_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Index℠
C000014855_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000014855_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,945
C000014855_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,430
C000014855_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,564
C000014855_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,948
C000014855_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,397
C000014855_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,818
C000014855_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,864
C000014855_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,375
C000014855_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,549
C000014855_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	33,200	33,200	33,200	$ 33,200
C000014855_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014855_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000014855_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000014855_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000014855_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000014855_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000014855_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000014855_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000014855_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000014855_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000014855_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000014855_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000014855_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.36%
C000014855_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.13%
C000014855_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.19%
C000014855_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.24%
C000014855_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.15%
C000014855_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.75%
C000130144_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000130144_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130144_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,702
C000130144_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,159
C000130144_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,492
C000130144_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,826
C000130144_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,686
C000130144_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,666
C000130144_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,792
C000130144_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,096
C000130144_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,244
C000130144_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,869	$ 31,869	$ 31,869	$ 31,869
C000130144_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Index℠
C000130144_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130144_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,945
C000130144_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,430
C000130144_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,564
C000130144_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,948
C000130144_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,397
C000130144_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,818
C000130144_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,864
C000130144_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,375
C000130144_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,549
C000130144_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	33,200	33,200	33,200	$ 33,200
C000130144_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000130144_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130144_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000130144_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000130144_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000130144_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000130144_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000130144_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000130144_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000130144_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000130144_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000130144_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000130144_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.45%
C000130144_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.23%
C000130144_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.29%
C000130144_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.24%
C000130144_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.15%
C000130144_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.75%
C000116893_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000116893_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000116893_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,686
C000116893_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,127
C000116893_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,433
C000116893_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,734
C000116893_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,569
C000116893_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,515
C000116893_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,533
C000116893_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						19,861
C000116893_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,931
C000116893_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,422	$ 31,422	$ 31,422	$ 31,422
C000116893_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Index℠
C000116893_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000116893_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,945
C000116893_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,430
C000116893_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,564
C000116893_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,948
C000116893_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,397
C000116893_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,818
C000116893_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,864
C000116893_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,375
C000116893_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,549
C000116893_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	33,200	33,200	33,200	$ 33,200
C000116893_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000116893_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000116893_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,939
C000116893_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,472
C000116893_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,607
C000116893_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,044
C000116893_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,727
C000116893_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,260
C000116893_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,040
C000116893_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,165
C000116893_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,741
C000116893_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000116893_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.30%
C000116893_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.08%
C000116893_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.13%
C000116893_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.24%
C000116893_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.15%
C000116893_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.75%
C000116892_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000116892_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,650
C000116892_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,299
C000116892_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,626
C000116892_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,759
C000116892_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,865
C000116892_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,637
C000116892_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,309
C000116892_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							22,846
C000116892_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,401
C000116892_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,060
C000116892_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,821	$ 28,821	$ 28,821	$ 28,821
C000116892_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Index℠
C000116892_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000116892_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,945
C000116892_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,430
C000116892_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,564
C000116892_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,948
C000116892_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,397
C000116892_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,818
C000116892_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,864
C000116892_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,375
C000116892_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,549
C000116892_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	33,200	33,200	33,200	$ 33,200
C000116892_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000116892_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000116892_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 9,939
C000116892_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,472
C000116892_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,607
C000116892_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 16,044
C000116892_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 16,727
C000116892_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 19,260
C000116892_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 25,040
C000116892_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 21,165
C000116892_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 25,741
C000116892_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 35,098
C000116892_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.08%
C000116892_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.70%
C000116892_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.17%
C000116892_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.65%
C000116892_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.51%
C000116892_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.56%
C000116892_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.24%
C000116892_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.15%
C000116892_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.75%